Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities
Translation differences and inflation adjustment	$ 953	$ 2,563
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	215,331	222,724
Increase/(Decrease) of deferred tax liabilities for the year	62,472	(5,207)
Translation differences and inflation adjustment	1,675	(2,186)
Balances at December 31	279,478	215,331
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	36,181	25,626
Increase/(Decrease) of deferred tax liabilities for the year	2,675	18,022
Translation differences and inflation adjustment	(6,534)	(7,467)
Balances at December 31	32,322	36,181
Other liabilities
Deferred tax liabilities
Balances at January 1	3,245	28,126
Increase/(Decrease) of deferred tax liabilities for the year	5,116	(16,800)
Translation differences and inflation adjustment	(276)	(8,081)
Balances at December 31	8,085	3,245
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	254,757	276,476
Increase/(Decrease) of deferred tax liabilities for the year	70,263	(3,985)
Translation differences and inflation adjustment	(5,135)	(17,734)
Balances at December 31	$ 319,885	$ 254,757